Accrued and Other Liabilities - Restructuring Rollforward (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Restructuring Reserve [Roll Forward]
Balance at Beginning of Period	$ 8,109
Charges	16,666
Payments	(17,731)
Foreign Currency Translation	(197)
Balance at End of Period	6,847
Non-cash charges	(37)
Total Provision	16,629
Americas
Restructuring Reserve [Roll Forward]
Balance at Beginning of Period	2,094
Charges	11,713
Payments	(12,721)
Foreign Currency Translation	(7)
Balance at End of Period	1,079
Non-cash charges	(37)
Total Provision	11,676
EMEA & APAC
Restructuring Reserve [Roll Forward]
Balance at Beginning of Period	6,015
Charges	4,953
Payments	(5,010)
Foreign Currency Translation	(190)
Balance at End of Period	5,768
Non-cash charges	0
Total Provision	4,953
Termination benefits | Americas
Restructuring Reserve [Roll Forward]
Balance at Beginning of Period	2,044
Charges	1,691
Payments	(2,708)
Foreign Currency Translation	(7)
Balance at End of Period	1,020
Termination benefits | EMEA & APAC
Restructuring Reserve [Roll Forward]
Balance at Beginning of Period	5,774
Charges	2,622
Payments	(2,879)
Foreign Currency Translation	(174)
Balance at End of Period	5,343
Facility closure costs and other | Americas
Restructuring Reserve [Roll Forward]
Balance at Beginning of Period	50
Charges	10,022
Payments	(10,013)
Foreign Currency Translation	0
Balance at End of Period	59
Facility closure costs and other | EMEA & APAC
Restructuring Reserve [Roll Forward]
Balance at Beginning of Period	241
Charges	2,331
Payments	(2,131)
Foreign Currency Translation	(16)
Balance at End of Period	$ 425